UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-08673

Dreyfus Investment Portfolios

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)   (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           12/31

Date of reporting period:         6/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Investment Portfolios,
Core Value Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of 5.28%, and its Service shares returned 5.20%.1 In comparison, the fund’s benchmark, the Russell 1000® Value Index, produced a total return of 8.28% for the same period.2

Domestic economic growth and strong corporate earnings reports drove U.S. equities higher during the reporting period. Large-cap value stocks performed relatively well, outpacing smaller company stocks and growth-oriented issues.While the fund participated to a degree in the market’s gains, disappointing returns in the financials and consumer discretionary sectors caused its returns to lag the benchmark.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective.To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks, focusing on stocks of large-cap value companies. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends.A three-step value screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum. The fund typically invests in the stocks of U.S. issuers, and will limit holdings of foreign stocks to 20%.

Markets Rose Despite Challenges

After achieving new record highs in 2013, U.S. stock markets slowed their advance in January and early February 2014 in the face of severe winter weather that dampened economic activity. Investors also faced uncertainties related to the Federal Reserve Board’s efforts to taper its bond purchasing program, geopolitical tensions in Ukraine, and concerns regarding economic slowdowns in China and other emerging markets. Improving U.S. employment data and increasing levels of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

manufacturing activity drove stocks higher again in the spring, but investors remained wary, focusing on traditionally defensive and dividend-paying securities.

Further improvement in jobs data and solid corporate earnings led to increased investor confidence during the closing months of the reporting period. As a result, market leadership shifted in favor of cyclical securities and those that tend to benefit from rising interest rates. Led by such stocks, the Russell 1000®Value Index entered new record territory in late May and continued to rise through most of June.

Challenging Conditions Detracted From Relative Returns

Market volatility and the shift in favor of high yielding stocks during the first few months of the reporting period took a toll on the fund’s relative performance in the financials sector.The fund held no exposure to high yielding real estate investment trusts (REITs), one of the sector’s strongest performing segments. Holdings in other areas of the financials sector, such as banking and the capital markets, were hurt by falling interest rates and lower trading volumes. Underperformers included Bank of America, Citigroup, JPMorgan Chase & Co., Goldman Sachs Group, and consumer lending firm Santander. In the consumer discretionary sector, the fund lost ground due to overweighted sector exposure and disappointing stock selections. Harsh winter weather depressed sales for retailers, such as Best Buy and Kohl’s, as well as auto maker General Motors, which also suffered from problems connected with a major product recall.Though several of these holdings rebounded strongly later in the reporting period, their average performance detracted from relative returns for the six months as a whole.

On the other hand, the fund generated relatively strong results in several other areas. In the materials sector, we emphasized construction aggregate makers, such as Martin Marietta Materials, which benefited from growth in housing and municipal infrastructure spending. At the same time, we generally avoided investments in commodity companies hurt by depressed emerging market demand.We also avoided investing the fund’s assets in household products giant The Procter & Gamble Company in the consumer staples sector, focusing instead on beverage companies, such as PepsiCo, Coca-Cola Enterprises, and Molson Coors Brewing, all of which outperformed sector averages. Top performers in other sectors included electric utility NRG Energy, which rose in an improved pricing environment; and Delta Air Lines, which reported better-than-expected quarterly earnings.

4

Poised to Benefit from Continued U.S. Growth

As of the end of the reporting period, the U.S. economy appeared to be rebounding nicely from the slowdown at the beginning of the year.We believe that improving domestic and global fundamentals are likely to stabilize or reverse interest rate declines and present a more hospitable environment for economically sensitive companies over the second half of the year. The fund is positioned for these developments through overweighted exposure to interest rate-sensitive financial companies, consumer discretionary stocks, and technology firms.We also have increased the fund’s exposure to health care companies that we believe are poised to benefit from implementation of the Affordable Care Act and an improved outlook for health care services providers. In contrast, the fund held relatively little exposure to the traditionally defensive telecommunications and utility sectors.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 1000® Value Index is an unmanaged index which measures the performance of those
Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.40	$6.67
Ending value (after expenses)	$1,052.80	$1,052.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.31	$6.56
Ending value (after expenses)	$1,019.54	$1,018.30

† Expenses are equal to the fund’s annualized expense ratio of 1.06% for Initial shares and 1.31% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—99.9%	Shares		Value ($)
Automobiles & Components—1.0%
General Motors	9,480		344,124
Banks—13.5%
Bank of America	55,520		853,342
Citigroup	12,730		599,583
Comerica	8,150		408,804
Fifth Third Bancorp	11,100		236,985
JPMorgan Chase & Co.	18,210		1,049,260
PNC Financial Services Group	4,790		426,550
Regions Financial	15,700		166,734
Wells Fargo & Co.	18,010		946,606
			4,687,864
Capital Goods—5.5%
Cummins	3,330		513,786
Eaton	4,470		344,995
Honeywell International	5,230		486,128
Owens Corning	6,070		234,788
PACCAR	5,250		329,858
			1,909,555
Commercial & Professional Services—.5%
Tyco International	3,950		180,120
Consumer Durables & Apparel—.9%
PVH	2,700		314,820
Consumer Services—1.0%
Carnival	9,550		359,557
Diversified Financials—11.8%
Ameriprise Financial	5,240		628,800
Berkshire Hathaway, Cl. B	6,570	[a]	831,499
Discover Financial Services	2,880		178,502
Goldman Sachs Group	4,310		721,666
Invesco	4,590		173,272
Morgan Stanley	16,770		542,174

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
TD Ameritrade Holding	9,760		305,976
Voya Financial	20,190		733,705
			4,115,594
Energy—13.5%
Anadarko Petroleum	6,310		690,756
Cameron International	2,560	[a]	173,338
Exxon Mobil	10,180		1,024,922
Marathon Oil	4,410		176,047
Occidental Petroleum	14,250		1,462,478
Phillips 66	4,060		326,546
Schlumberger	6,500		766,675
Valero Energy	1,710		85,671
			4,706,433
Exchange-Traded Funds—.2%
iShares Russell 1000 Value Index Fund	760		76,965
Food & Staples Retailing—1.7%
CVS Caremark	7,700		580,349
Food, Beverage & Tobacco—4.2%
Archer-Daniels-Midland	7,650		337,441
Coca-Cola Enterprises	6,330		302,447
Molson Coors Brewing, Cl. B	3,130		232,121
PepsiCo	3,820		341,279
Philip Morris International	2,900		244,499
			1,457,787
Health Care Equipment &
Services—6.5%
Aetna	3,340		270,807
Cardinal Health	7,510		514,886
Cigna	5,330		490,200
Laboratory Corporation of
America Holdings	1,720	[a]	176,128
McKesson	2,350		437,593
Omnicare	3,160		210,361
UnitedHealth Group	2,190		179,033
			2,279,008

8

Common Stocks (continued)	Shares		Value ($)
Household & Personal Products—.4%
Avon Products	10,180		148,730
Insurance—5.8%
Allstate	4,250		249,560
American International Group	8,230		449,193
Genworth Financial, Cl. A	8,570	[a]	149,118
Hartford Financial Services Group	10,640		381,018
MetLife	8,790		488,372
Prudential Financial	3,570		316,909
			2,034,170
Materials—2.9%
Dow Chemical	5,180		266,563
Martin Marietta Materials	3,500	[b]	462,175
Vulcan Materials	4,120		262,650
			991,388
Media—5.2%
News Corp., Cl. A	8,950	[a]	160,563
Omnicom Group	3,740		266,363
Twenty-First Century Fox, Cl. A	9,570		336,386
Viacom, Cl. B	3,880		336,512
Walt Disney	8,380		718,501
			1,818,325
Pharmaceuticals, Biotech &
Life Sciences—8.7%
AbbVie	6,400		361,216
Agilent Technologies	4,010		230,334
Amgen	2,700		319,599
Merck & Co.	16,240		939,484
Mylan	4,880	[a]	251,613
Pfizer	30,960		918,893
			3,021,139
Retailing—.5%
Kohl’s	3,300		173,844
Semiconductors & Semiconductor
Equipment—3.5%
Applied Materials	16,160		364,408

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Texas Instruments	10,910		521,389
Xilinx	7,170		339,213
			1,225,010
Software & Services—2.4%
Google, Cl. A	210	[a]	122,781
Google, Cl. C	320	[a]	184,090
Microsoft	8,380		349,446
Symantec	7,560		173,124
			829,441
Technology Hardware & Equipment—6.9%
Apple	7,490		696,046
Cisco Systems	36,140		898,079
EMC	15,150		399,051
Hewlett-Packard	6,550		220,604
Western Digital	1,990		183,677
			2,397,457
Transportation—1.1%
Delta Air Lines	9,420		364,742
Utilities—2.2%
Exelon	7,290		265,939
NRG Energy	13,800		513,360
			779,299
Total Common Stocks
(cost $26,520,655)			34,795,721

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $65,109)	65,109	[c]	65,109

10

Investment of Cash Collateral
for Securities Loaned—.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $41,445)	41,445 [c]	41,445
Total Investments (cost $26,627,209)	100.2%	34,902,275
Liabilities, Less Cash and Receivables	(.2%)	(66,472)
Net Assets	100.0%	34,835,803

ETF—Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $40,539 and the value of the collateral held by the fund was $41,445.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	13.5	Software & Services	2.4
Energy	13.5	Utilities	2.2
Diversified Financials	11.8	Food & Staples Retailing	1.7
Pharmaceuticals,		Transportation	1.1
Biotech & Life Sciences	8.7	Automobiles & Components	1.0
Technology Hardware & Equipment	6.9	Consumer Services	1.0
Health Care Equipment & Services	6.5	Consumer Durables & Apparel	.9
Insurance	5.8	Commercial & Professional Services	.5
Capital Goods	5.5	Retailing	.5
Media	5.2	Household & Personal Products	.4
Food, Beverage & Tobacco	4.2	Money Market Investments	.3
Semiconductors &		Exchange-Traded Funds	.2
Semiconductor Equipment	3.5
Materials	2.9		100.2

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan valued at $40,539)—Note 1(b):
Unaffiliated issuers	26,520,655	34,795,721
Affiliated issuers	106,554	106,554
Dividends and securities lending income receivable		41,072
Prepaid expenses		458
		34,943,805
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		30,520
Liability for securities on loan—Note 1(b)		41,445
Payable for shares of Beneficial Interest redeemed		7,750
Accrued expenses		28,287
		108,002
Net Assets ($)		34,835,803
Composition of Net Assets ($):
Paid-in capital		24,624,854
Accumulated undistributed investment income—net		117,538
Accumulated net realized gain (loss) on investments		1,818,345
Accumulated net unrealized appreciation
(depreciation) on investments		8,275,066
Net Assets ($)		34,835,803

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	21,094,451	13,741,352
Shares Outstanding	1,084,350	702,222
Net Asset Value Per Share ($)	19.45	19.57

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	316,046
Affiliated issuers	19
Income from securities lending—Note 1(b)	1,029
Total Income	317,094
Expenses:
Management fee—Note 3(a)	128,370
Professional fees	28,579
Distribution fees—Note 3(b)	17,367
Custodian fees—Note 3(b)	7,410
Trustees’ fees and expenses—Note 3(c)	7,188
Prospectus and shareholders’ reports	3,475
Loan commitment fees—Note 2	161
Shareholder servicing costs—Note 3(b)	78
Miscellaneous	5,879
Total Expenses	198,507
Investment Income—Net	118,587
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,839,216
Net unrealized appreciation (depreciation) on investments	(216,279)
Net Realized and Unrealized Gain (Loss) on Investments	1,622,937
Net Increase in Net Assets Resulting from Operations	1,741,524

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	118,587	277,500
Net realized gain (loss) on investments	1,839,216	4,069,049
Net unrealized appreciation
(depreciation) on investments	(216,279)	6,101,473
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,741,524	10,448,022
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(188,166)	(237,410)
Service Shares	(89,796)	(144,038)
Net realized gain on investments:
Initial Shares	(839,299)	—
Service Shares	(558,750)	—
Total Dividends	(1,676,011)	(381,448)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	95,418	286,795
Service Shares	369,673	636,623
Dividends reinvested:
Initial Shares	1,027,465	237,410
Service Shares	648,546	144,038
Cost of shares redeemed:
Initial Shares	(673,225)	(2,292,376)
Service Shares	(2,752,847)	(2,213,372)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,284,970)	(3,200,882)
Total Increase (Decrease) in Net Assets	(1,219,457)	6,865,692
Net Assets ($):
Beginning of Period	36,055,260	29,189,568
End of Period	34,835,803	36,055,260
Undistributed investment income—net	117,538	276,913

14

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	5,019	17,610
Shares issued for dividends reinvested	54,220	15,170
Shares redeemed	(35,454)	(136,587)
Net Increase (Decrease) in Shares Outstanding	23,785	(103,807)
Service Shares
Shares sold	19,332	38,646
Shares issued for dividends reinvested	34,009	9,145
Shares redeemed	(142,975)	(131,492)
Net Increase (Decrease) in Shares Outstanding	(89,634)	(83,701)

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.43		14.28	12.17	13.06	11.70	10.24
Investment Operations:
Investment income—net[a]	.07		.16	.19	.11	.13	.15
Net realized and unrealized
gain (loss) on investments	.93		5.20	2.04	(.85)	1.40	1.61
Total from Investment Operations	1.00		5.36	2.23	(.74)	1.53	1.76
Distributions:
Dividends from
investment income—net	(.18)		(.21)	(.12)	(.15)	(.17)	(.30)
Dividends from net realized
gain on investments	(.80)		—	—	—	—	—
Total Distributions	(.98)		(.21)	(.12)	(.15)	(.17)	(.30)
Net asset value, end of period	19.45		19.43	14.28	12.17	13.06	11.70
Total Return (%)	5.28	[b]	37.87	18.34	(5.82)	13.21	18.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	[c]	1.02	1.05	1.02	.96	.98
Ratio of net expenses
to average net assets	1.06	[c]	.99	.80	.94	.96	.96
Ratio of net investment income
to average net assets	.79	[c]	.95	1.43	.86	1.12	1.54
Portfolio Turnover Rate	34.01	[b]	65.33	67.59	83.87	57.06	67.53
Net Assets, end of period
($ x 1,000)	21,094		20,605	16,630	15,421	17,660	16,822

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.51		14.34	12.23	13.12	11.77	10.27
Investment Operations:
Investment income—net[a]	.05		.12	.16	.08	.10	.14
Net realized and unrealized
gain (loss) on investments	.94		5.22	2.04	(.86)	1.41	1.62
Total from Investment Operations	.99		5.34	2.20	(.78)	1.51	1.76
Distributions:
Dividends from
investment income—net	(.13)		(.17)	(.09)	(.11)	(.16)	(.26)
Dividends from net realized
gain on investments	(.80)		—	—	—	—	—
Total Distributions	(.93)		(.17)	(.09)	(.11)	(.16)	(.26)
Net asset value, end of period	19.57		19.51	14.34	12.23	13.12	11.77
Total Return (%)	5.20	[b]	37.52	18.02	(6.03)	12.93	17.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31	[c]	1.27	1.30	1.27	1.21	1.23
Ratio of net expenses
to average net assets	1.31	[c]	1.24	1.05	1.19	1.21	1.08
Ratio of net investment income
to average net assets	.55	[c]	.70	1.17	.59	.87	1.42
Portfolio Turnover Rate	34.01	[b]	65.33	67.59	83.87	57.06	67.53
Net Assets, end of period
($ x 1,000)	13,741		15,451	12,560	12,875	16,832	17,928

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

20

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	34,718,756	—	—	34,718,756
Exchange-Traded
Funds	76,965	—	—	76,965
Mutual Funds	106,554	—	—	106,554

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $284 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)

Dreyfus
Institutional
Preferred
Plus Money
Market Fund	297,808	2,102,979	2,335,678	65,109.2
Dreyfus
Institutional
Cash
Advantage
Fund	—	1,396,980	1,355,535	41,445.1
Total	297,808	3,499,959	3,691,213	106,554.3

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $381,448.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $17,367 pursuant to the Distribution Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $53 for transfer agency services and $5 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

24

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $7,410 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,457, Distribution Plan fees $2,826, custodian fees $4,000, Chief Compliance Officer fees $2,209 and transfer agency fees $28.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $11,784,484 and $14,545,592, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $8,275,066, consisting of $8,344,562 gross unrealized appreciation and $69,496 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Warren Chiang, C.Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 7.95%, and its Service shares produced a total return of 7.77%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400® Index (the “S&P 400 Index”), produced a total return of 7.50% for the same period.2

U.S. equities rose during the first six months of 2014 in an environment of continued domestic economic growth and strong corporate earnings reports. Midcap stocks generally produced higher returns than their larger-cap and smaller-cap counterparts. The fund capitalized on the favorable climate for midcap stocks, outperforming its benchmark primarily due to the success of our security selection process in the consumer staples, industrials, and information technology sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of midcap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Midcap Stocks Gained Ground Despite Headwinds

After soaring to new record highs in 2013, U.S. equity markets stalled during the first two months of 2014 in the face of severe winter weather that held back economic activity. Markets were further undermined by uncertainties regarding the Federal Reserve Board’s efforts to taper its asset purchasing program, rising geopolitical tensions in Ukraine, and renewed concerns regarding economic slowdowns in China and other

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

emerging markets. U.S. equities gained ground again in March on the strength of improving U.S. employment data and increasing levels of manufacturing activity, but investors remained cautious, favoring defensive, value-oriented issues over their more growth-oriented, economically sensitive counterparts.

Additional improvement in jobs data and solid corporate earnings reports further encouraged investors during the final months of the reporting period, as did improving global economic prospects despite rising unrest in the Middle East. As investor confidence improved, market leadership began to shift back in favor of cyclical stocks and those sensitive to rising interest rates. Midcap stocks performed particularly well, generating stronger returns than small-cap stocks and edging out large-cap stocks in the closing weeks of June.

Stock Selection Strategy Drove Fund Performance

The fund participated fully in the midcap stock market’s gains, modestly outperforming its benchmark due to the effective performance of our disciplined, quantitative security selection process. Our computer models added value by identifying attractive stocks using a variety of quality, valuation, and behavioral metrics.

The fund produced particularly robust results in the consumer staples sector, led by gains in packaged foods producer Hillshire Brands, which nearly doubled in value during an acquisition bidding war by two competitors. In the industrials sector, selection among professional services and construction-and-engineering firms added incremental value to relative performance, adding to favorable performance within the sector compared to the benchmark. One individual contributor to the sector was aerospace-and-defense contractor Alliant Techsystems, which posted better-than-expected quarterly earnings.The fund’s holdings in the information technology sector also enhanced relative results. Our timely purchase and sale of digital storage company SanDisk, was one example of success within technology which offset disappointing returns from business process services provider NeuStar Class A.

On the other hand, the fund produced lower returns than its benchmark in the materials sector, where the fund’s basket of chemical industry holdings lagged sector averages. In the consumer discretionary sector, losses in specialty retailer GameStop, Class A and a few other holdings were partly offset by relatively good gains in

4

apparel maker Hanesbrands, which delivered strong earnings, raised the guidance it provided to analysts, and announced an accretive acquisition. Likewise, in the health care sector, weaker-than-expected reported revenue led to declines in biotechnology company, United Therapeutics.This was largely offset by better returns from health plan provider Health Net, which gained value during the reporting period.

Continuing to Find Attractive Midcap Opportunities

Overall, we have been pleased with the positive performance of U.S. equities and by the relatively strong returns of the midcap asset class during an otherwise challenging reporting period. Despite the rally in equities, our bottom-up, quantitative investment process has continued to identify individual companies with attractive valuations and high levels of earnings quality in our view. Using this process, and by diversifying the fund’s assets across market sectors, we continue to seek opportunities in midcap companies.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.43	$5.72
Ending value (after expenses)	$1,079.50	$1,077.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.56
Ending value (after expenses)	$1,020.53	$1,019.29

Expenses are equal to the fund’s annualized expense ratio of .86% for Initial Shares and 1.11% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Banks—5.2%
Associated Banc-Corp	148,000		2,675,840
BancorpSouth	79,100		1,943,487
BankUnited	5,600		187,488
Cathay General Bancorp	50,500		1,290,780
Comerica	11,900		596,904
East West Bancorp	81,400		2,848,186
Fulton Financial	21,100		261,429
			9,804,114
Capital Goods—12.2%
Hexcel	34,500	[a]	1,411,050
Huntington Ingalls Industries	28,600		2,705,274
IDEX	39,400		3,181,156
ITT	8,700		418,470
Lennox International	33,400		2,991,638
Lincoln Electric Holdings	38,000		2,655,440
Masco	22,000		488,400
Oshkosh	56,100		3,115,233
SPX	27,900		3,019,059
Trinity Industries	68,000		2,972,960
			22,958,680
Commercial & Professional
Services—1.7%
Deluxe	34,600		2,026,868
Manpowergroup	14,300		1,213,355
			3,240,223
Consumer Durables & Apparel—5.0%
Deckers Outdoor	34,500	[a]	2,978,385
Hanesbrands	40,700		4,006,508
NVR	160	[a]	184,096
Whirlpool	15,800		2,199,676
			9,368,665

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—.6%
Domino's Pizza	3,600		263,124
Hyatt Hotels, Cl. A	9,300	[a]	567,114
Wyndham Worldwide	4,700		355,884
			1,186,122
Diversified Financials—4.6%
Affiliated Managers Group	9,480	[a]	1,947,192
CBOE Holdings	12,100		595,441
Moody's	3,700		324,342
Navient	46,900		830,599
SEI Investments	61,000		1,998,970
Waddell & Reed Financial, Cl. A	47,200		2,954,248
			8,650,792
Energy—5.7%
Chesapeake Energy	78,300		2,433,564
Dril-Quip	26,200	[a]	2,862,088
EQT	18,900		2,020,410
Kosmos Energy	18,500	[a]	207,755
SM Energy	39,700		3,338,770
			10,862,587
Food, Beverage & Tobacco—1.0%
Hillshire Brands	17,300		1,077,790
Ingredion	6,300		472,752
Tootsie Roll Industries	11,988	[b]	352,927
			1,903,469
Health Care Equipment & Services—7.0%
Boston Scientific	175,300	[a]	2,238,581
C.R. Bard	7,600		1,086,876
Health Net	74,100	[a]	3,078,114
Hill-Rom Holdings	61,300		2,544,563
Owens & Minor	6,500	[b]	220,870
STERIS	21,200		1,133,776

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment &
Services (continued)
Universal Health Services, Cl. B	26,300		2,518,488
VCA	12,400	[a]	435,116
			13,256,384
Household & Personal
Products—1.9%
Energizer Holdings	29,400		3,587,682
Insurance—4.6%
American Financial Group	4,200		250,152
Everest Re Group	20,400		3,273,996
The Hanover Insurance Group	24,900		1,572,435
Lincoln National	12,600		648,144
Old Republic International	33,600		555,744
Protective Life	14,500		1,005,285
StanCorp Financial Group	22,400		1,433,600
			8,739,356
Materials—7.5%
Cabot	31,900		1,849,881
Commercial Metals	106,800		1,848,708
Olin	95,600		2,573,552
Packaging Corporation of America	24,000		1,715,760
Reliance Steel & Aluminum	14,900		1,098,279
Scotts Miracle-Gro, Cl. A	38,500		2,189,110
Worthington Industries	68,900		2,965,456
			14,240,746
Media—3.0%
John Wiley & Sons, Cl. A	24,000		1,454,160
Morningstar	6,700		481,127
New York Times, Cl. A	88,700		1,349,127
Starz, Cl. A	78,700	[a]	2,344,473
			5,628,887

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences—4.5%
Charles River Laboratories International	32,200	[a]	1,723,344
Covance	7,500	[a]	641,850
Mettler-Toledo International	13,800	[a]	3,493,884
United Therapeutics	29,100	[a]	2,575,059
			8,434,137
Real Estate—6.2%
Camden Property Trust	15,500	[c]	1,102,825
CBL & Associates Properties	87,100	[c]	1,654,900
Corrections Corporation of America	73,035	[c]	2,399,200
Extra Space Storage	12,500	[c]	665,625
National Retail Properties	37,200	[c]	1,383,468
Omega Healthcare Investors	44,500	[b,c]	1,640,270
Potlatch	26,900	[c]	1,113,660
Weingarten Realty Investors	52,500	[c]	1,724,100
			11,684,048
Retailing—3.1%
Bed Bath & Beyond	37,600	[a]	2,157,488
Dillard's, Cl. A	3,600		419,796
GNC Holdings, Cl. A	13,300		453,530
O'Reilly Automotive	8,700	[a]	1,310,220
PetSmart	26,300		1,572,740
			5,913,774
Semiconductors & Semiconductor
Equipment—4.5%
Integrated Device Technology	200,600	[a]	3,101,276
International Rectifier	100,700	[a]	2,809,530
Skyworks Solutions	57,100		2,681,416
			8,592,222
Software & Services—7.5%
Amdocs	10,500		486,465
ANSYS	41,500	[a]	3,146,530
Convergys	37,300		799,712

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
DST Systems	30,044		2,769,155
FactSet Research Systems	26,100	[b]	3,139,308
Mentor Graphics	111,300		2,400,741
NeuStar, Cl. A	54,100	[a,b]	1,407,682
			14,149,593
Technology Hardware & Equipment—3.8%
Arrow Electronics	50,300	[a]	3,038,623
Brocade Communications Systems	124,800		1,148,160
Ingram Micro, Cl. A	6,700	[a]	195,707
NetApp	61,400		2,242,328
Vishay Intertechnology	38,200		591,718
			7,216,536
Transportation—4.2%
Kirby	28,600	[a]	3,350,204
Matson	40,500		1,087,020
Old Dominion Freight Line	15,500	[a]	987,040
Southwest Airlines	90,000		2,417,400
			7,841,664
Utilities—5.7%
Cleco	38,500		2,269,575
Entergy	17,100		1,403,739
IDACORP	45,500		2,631,265
National Fuel Gas	41,600		3,257,280
PNM Resources	41,600		1,220,128
			10,781,987
Total Common Stocks
(cost $156,808,025)			188,041,668

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $951,054)	951,054	[d]	951,054

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,561,314)	6,561,314 [d]	6,561,314
Total Investments (cost $164,320,393)	103.5%	195,554,036
Liabilities, Less Cash and Receivables	(3.5%)	(6,666,624)
Net Assets	100.0%	188,887,412

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2014, the value of the fund's securities on loan was $6,457,854 and the value of the collateral held by the fund was $6,561,314.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	12.2	Semiconductors &
Materials	7.5	Semiconductor Equipment	4.5
Software & Services	7.5	Transportation	4.2
Health Care Equipment & Services	7.0	Money Market Investments	4.0
Real Estate	6.2	Technology Hardware & Equipment	3.8
Energy	5.7	Retailing	3.1
Utilities	5.7	Media	3.0
Banks	5.2	Household & Personal Products	1.9
Consumer Durables & Apparel	5.0	Commercial & Professional Services	1.7
Diversified Financials	4.6	Food, Beverage & Tobacco	1.0
Insurance	4.6	Consumer Services	.6
Pharmaceuticals,
Biotech & Life Sciences	4.5		103.5

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,457,854)—Note 1(b):
Unaffiliated issuers	156,808,025	188,041,668
Affiliated issuers	7,512,368	7,512,368
Cash		145,324
Dividends and securities lending income receivable		171,407
		195,870,767
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		127,307
Liability for securities on loan—Note 1(b)		6,561,314
Payable for shares of Beneficial Interest redeemed		250,020
Accrued expenses		44,714
		6,983,355
Net Assets ($)		188,887,412
Composition of Net Assets ($):
Paid-in capital		137,632,016
Accumulated undistributed investment income—net		706,925
Accumulated net realized gain (loss) on investments		19,314,828
Accumulated net unrealized appreciation
(depreciation) on investments		31,233,643
Net Assets ($)		188,887,412

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	164,202,767	24,684,645
Shares Outstanding	7,402,753	1,114,333
Net Asset Value Per Share ($)	22.18	22.15

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,437,687
Affiliated issuers	240
Income from securities lending—Note 1(b)	37,895
Total Income	1,475,822
Expenses:
Management fee—Note 3(a)	673,732
Professional fees	35,945
Trustees' fees and expenses—Note 3(c)	29,852
Distribution fees—Note 3(b)	28,666
Prospectus and shareholders' reports	13,935
Custodian fees—Note 3(b)	9,617
Loan commitment fees—Note 2	497
Shareholder servicing costs—Note 3(b)	482
Miscellaneous	9,956
Total Expenses	802,682
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	802,680
Investment Income—Net	673,142
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,348,943
Net unrealized appreciation (depreciation) on investments	(6,091,969)
Net Realized and Unrealized Gain (Loss) on Investments	13,256,974
Net Increase in Net Assets Resulting from Operations	13,930,116

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	673,142	1,800,471
Net realized gain (loss) on investments	19,348,943	24,580,779
Net unrealized appreciation
(depreciation) on investments	(6,091,969)	22,964,034
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,930,116	49,345,284
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,600,836)	(2,004,668)
Service Shares	(180,578)	(239,571)
Net realized gain on investments:
Initial Shares	(868,833)	—
Service Shares	(126,481)	—
Total Dividends	(2,776,728)	(2,244,239)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,898,711	9,556,906
Service Shares	2,787,508	4,690,114
Dividends reinvested:
Initial Shares	2,469,669	2,004,668
Service Shares	307,059	239,571
Cost of shares redeemed:
Initial Shares	(11,559,639)	(22,485,449)
Service Shares	(3,689,924)	(4,832,159)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,786,616)	(10,826,349)
Total Increase (Decrease) in Net Assets	6,366,772	36,274,696
Net Assets ($):
Beginning of Period	182,520,640	146,245,944
End of Period	188,887,412	182,520,640
Undistributed investment income—net	706,925	1,815,197

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	232,988	526,247
Shares issued for dividends reinvested	117,940	114,815
Shares redeemed	(549,881)	(1,227,217)
Net Increase (Decrease) in Shares Outstanding	(198,953)	(586,155)
Service Shares
Shares sold	131,077	257,048
Shares issued for dividends reinvested	14,678	13,721
Shares redeemed	(176,080)	(265,704)
Net Increase (Decrease) in Shares Outstanding	(30,325)	5,065

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	20.87		15.68	13.16	13.17	10.46	7.85
Investment Operations:
Investment income—net[a]	.08		.20	.23	.06	.06	.11
Net realized and unrealized
gain (loss) on investments	1.56		5.24	2.36	.00 [b]	2.76	2.62
Total from Investment Operations	1.64		5.44	2.59	.06	2.82	2.73
Distributions:
Dividends from
investment income—net	(.21)		(.25)	(.07)	(.07)	(.11)	(.12)
Dividends from net realized
gain on investments	(.12)		—	—	—	—	—
Total Distributions	(.33)		(.25)	(.07)	(.07)	(.11)	(.12)
Net asset value, end of period	22.18		20.87	15.68	13.16	13.17	10.46
Total Return (%)	7.95	[c]	34.99	19.67	.40	27.10	35.51
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86	[d]	.86	.85	.86	.84	.84
Ratio of net expenses
to average net assets	.86	[d]	.86	.85	.86	.84	.84
Ratio of net investment income
to average net assets	.78	[d]	1.11	1.58	.50	.54	1.22
Portfolio Turnover Rate	47.91	[c]	68.72	73.96	81.48	79.28	75.42
Net Assets, end of period
($ x 1,000)	164,203		158,682	128,410	123,187	147,155	131,962

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	20.83		15.65	13.14	13.16	10.46	7.82
Investment Operations:
Investment income—net[a]	.06		.16	.19	.02	.05	.10
Net realized and unrealized
gain (loss) on investments	1.55		5.23	2.35	.01	2.76	2.63
Total from Investment Operations	1.61		5.39	2.54	.03	2.81	2.73
Distributions:
Dividends from
investment income—net	(.17)		(.21)	(.03)	(.05)	(.11)	(.09)
Dividends from net realized
gain on investments	(.12)		—	—	—	—	—
Total Distributions	(.29)		(.21)	(.03)	(.05)	(.11)	(.09)
Net asset value, end of period	22.15		20.83	15.65	13.14	13.16	10.46
Total Return (%)	7.77	[b]	34.70	19.34	.20	26.94	35.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.11	1.10	1.11	1.09	1.09
Ratio of net expenses
to average net assets	1.11	[c]	1.11	1.10	1.11	.97	.90
Ratio of net investment income
to average net assets	.53	[c]	.86	1.32	.18	.40	1.16
Portfolio Turnover Rate	47.91	[b]	68.72	73.96	81.48	79.28	75.42
Net Assets, end of period
($ x 1,000)	24,685		23,838	17,836	17,050	19,586	16,090

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	188,041,668	—	—	188,041,668
Mutual Funds	7,512,368	—	—	7,512,368

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

22

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014, The Bank of NewYork Mellon earned $11,843 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	386,757	9,145,218	8,580,921	951,054.5
Dreyfus
Institutional
Cash Advantage
Fund	8,127,185	46,233,674	47,799,545	6,561,314	3.5
Total	8,513,942	55,378,892	56,380,466	7,512,368	4.0

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $2,244,239. The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

24

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $28,666 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $409 for transfer agency services and $28 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $9,617 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $114,870, Distribution Plan fees $4,899, custodian fees $5,083, Chief Compliance Officer fees $2,209 and transfer agency fees $246.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $86,972,608 and $93,963,862, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $31,233,643, consisting of $34,400,170 gross unrealized appreciation and $3,166,527 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Small Cap Stock Index
Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 2.89%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600® Index (the “S&P 600 Index”), produced a 3.22% return for the same period.2,3

Despite an economic contraction in the midst of harsh weather over the opening months of 2014, improving economic conditions over the rest of the reporting period helped small-cap stocks produce mildly positive returns. The difference in return between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index.To pursue its goal, the fund invests in a representative sample of stocks included in the S&P 600 Index, and in futures whose performance is tied to the S&P 600 Index.The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation, and other fundamental benchmark characteristics. The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Stocks Climbed Despite Economic Uncertainty

The S&P 600 Index recovered over the first half of 2014 after a steep sell-off in January stemming from the tapering of the Federal Reserve Board’s (the “Fed”) quantitative easing program and concerns regarding economic and political instability in the emerging markets. In addition, the U.S. Department of Commerce reported that U.S. GDP contracted at a surprising annualized rate of 2.9% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. stocks subsequently rebounded, with some indices climbing to a series of new highs through the end of June as investors responded positively to expectations that the Fed would keep short-term interest rates low. Policymakers reiterated their intention to maintain an accommodative monetary policy even as labor markets, manufacturing activity, and other economic indicators improved in the spring.

While the market’s 2014 gains can be seen as an extension of the 2013 rally, equity market sentiment shifted over the first half of the year when investors turned their attention away from smaller, more speculative companies and toward well-established, large-cap stocks. This change was motivated, in part, by rising demand for large, dividend-paying stocks after yields of longer term U.S.Treasury securities moderated during the economic soft patch. Consequently, small-cap stocks generally underper-formed their large-cap counterparts.

Energy and Technology Stocks Led Market’s Advance

Six of the 10 economic segments represented in the S&P 600 Index posted positive absolute returns over the first half of 2014, while two sectors delivered flat returns and two suffered declines. Results were especially robust in the energy sector, where strongly positive returns were driven by companies offering equipment and services that make oil and gas production more efficient. Indeed, new drilling technologies have fueled a new energy production boom in North America, enabling the United States to rank as the world’s largest oil producer.

The information technology sector also delivered above-average results, in large part due to gains by suppliers of components to consumer electronics giant Apple. Semiconductor manufacturers also fared well, particularly those making chips for smartphones and tablet computers.The sector also benefited from elevated mergers-and-acquisitions activity among producers of electrical equipment. In the materials sector, companies that mine sand for use in the energy industry’s hydraulic fracturing operations gained significant value, as did producers of metals used in the automotive industry. Utilities gained value due to intensifying demand for dividend-paying stocks, as did real estate investment trusts specializing in higher end hotels and apartment buildings.

The telecommunications services sector, which comprises just a small portion of the S&P 600 Index, lost significant value over the reporting period as investors sought

4

more traditionally defensive opportunities. The consumer discretionary sector also lagged market averages when retailers struggled with weak store traffic during the winter. Mall-based stores selling teen fashions and sporting goods were especially hard hit. In the financials sector, banks encountered narrower profit margins and falling lending volumes.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, in our view recent evidence of sustained domestic and global growth has the potential to positively impact U.S. equity markets, including small-cap stocks. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions. In our experience, the fund’s broadly diversified portfolio may help limit the impact on the overall portfolio of unexpected losses in individual sectors or holdings.

July 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in an index.
3	“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500®,” and “S&P 500®” are trademarks of
Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.
The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,028.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Common Stocks—99.3%	Shares		Value ($)
Automobiles & Components—.7%
Dorman Products	14,376	[a]	709,024
Drew Industries	11,122		556,211
Standard Motor Products	10,328		461,352
Superior Industries International	6,109		125,968
Winnebago Industries	12,169	[a]	306,415
			2,158,970
Banks—7.8%
Bank Mutual	36,908		214,066
Bank of the Ozarks	28,084		939,410
Banner	11,709		464,028
BBCN Bancorp	32,473		517,944
BofI Holding	5,196	[a]	381,750
Boston Private Financial Holdings	45,381		609,921
Brookline Bancorp	26,941		252,437
Cardinal Financial	9,817		181,222
City Holding	7,252		327,210
Columbia Banking System	25,200		663,012
Community Bank System	16,550		599,110
CVB Financial	44,521		713,672
Dime Community Bancshares	8,234		130,015
F.N.B	71,075		911,182
First BanCorp	56,854	[a]	309,286
First Commonwealth Financial	54,338		500,996
First Financial Bancorp	24,831		427,342
First Financial Bankshares	29,720	[b]	932,316
First Midwest Bancorp	40,689		692,934
Glacier Bancorp	38,339		1,088,061
Hanmi Financial	19,558		412,283
Home BancShares	23,076		757,354
Independent Bank	8,830		338,895
MB Financial	28,968		783,584
National Penn Bancshares	60,475		639,825
NBT Bankcorp	16,910		406,178
Northwest Bancshares	39,857		540,859
Old National Bancorp	56,342		804,564
Oritani Financial	24,549		377,809

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Pinnacle Financial Partners	18,370		725,248
PrivateBancorp	34,659		1,007,190
Provident Financial Services	26,022		450,701
S&T Bancorp	17,996		447,201
Simmons First National, Cl. A	9,812		386,495
Sterling Bancorp	29,095		349,140
Susquehanna Bancshares	86,804		916,650
Taylor Capital Group	4,681	[a]	100,080
Texas Capital Bancshares	18,904	[a]	1,019,871
Tompkins Financial	3,455		166,462
TrustCo Bank	31,121		207,888
UMB Financial	16,438		1,042,005
United Bankshares	26,695		863,049
United Community Banks	24,472		400,607
ViewPoint Financial Group	17,177		462,233
Wilshire Bancorp	31,357		322,036
Wintrust Financial	22,167		1,019,682
			25,803,803
Capital Goods—10.0%
AAON	16,120		540,342
AAR	20,686		570,106
Aceto	12,766		231,575
Actuant, Cl. A	35,929		1,242,066
Aegion	19,334	[a]	449,902
Aerovironment	6,797	[a]	216,145
Albany International, Cl. A	14,191		538,690
American Science & Engineering	5,029		349,968
American Woodmark	8,145	[a]	259,581
Apogee Enterprises	13,072		455,690
Applied Industrial Technologies	20,869		1,058,684
Astec Industries	7,858		344,809
AZZ	11,046		509,000
Barnes Group	21,990		847,495
Briggs & Stratton	26,698		546,241
CIRCOR International	9,201		709,673
Comfort Systems USA	20,110		317,738

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Cubic	8,102		360,620
Curtiss-Wright	22,739		1,490,769
DXP Enterprises	5,432	[a]	410,333
Dycom Industries	14,232	[a]	445,604
EMCOR Group	32,940		1,466,818
Encore Wire	8,285		406,296
EnerSys	23,386		1,608,723
Engility Holdings	10,599	[a]	405,518
EnPro Industries	9,422	[a]	689,314
ESCO Technologies	15,363		532,174
Federal Signal	36,481		534,447
Franklin Electric	16,245		655,161
GenCorp	22,722	[a,b]	433,990
General Cable	23,375		599,803
Gibraltar Industries	12,694	[a]	196,884
Griffon	23,130		286,812
John Bean Technologies	15,809		489,921
Kaman	10,603		453,066
Lindsay	6,464	[b]	546,014
Lydall	6,161	[a]	168,627
Moog, Cl. A	22,241	[a]	1,621,146
Mueller Industries	26,702		785,306
National Presto Industries	1,670	[b]	121,643
Orbital Sciences	28,196	[a]	833,192
PGT	15,018	[a]	127,202
Powell Industries	2,943		192,413
Quanex Building Products	16,399		293,050
Simpson Manufacturing	21,980		799,193
Standex International	6,610		492,313
Taser International	26,385	[a]	350,920
Teledyne Technologies	18,763	[a]	1,823,201
Tennant	7,301		557,212
Titan International	20,360	[b]	342,455
Toro	27,890		1,773,804
Universal Forest Products	9,562		461,558
Vicor	7,117	[a]	59,640

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Watts Water Technologies, Cl. A	13,539		835,762
			32,838,609
Commercial & Professional Services—3.7%
ABM Industries	23,428		632,087
Brady, Cl. A	24,552		733,368
CDI	8,644		124,560
Exponent	6,515		482,827
G&K Services, Cl. A	8,813		458,893
Healthcare Services Group	30,138		887,263
Heidrick & Struggles International	7,267		134,440
Insperity	9,131		301,323
Interface	26,467		498,638
Kelly Services, Cl. A	11,908		204,460
Korn/Ferry International	23,404	[a]	687,375
Mobile Mini	19,075		913,502
Navigant Consulting	27,932	[a]	487,413
On Assignment	23,270	[a]	827,714
Resources Connection	26,275		344,465
Tetra Tech	27,933		768,157
The Brink’s Company	21,524		607,407
TrueBlue	23,152	[a]	638,301
UniFirst	8,148		863,688
United Stationers	20,566		852,872
Viad	6,187		147,498
WageWorks	12,657	[a]	610,194
			12,206,445
Consumer Durables & Apparel—3.9%
Arctic Cat	7,243		285,519
Callaway Golf	35,564		295,892
Crocs	35,798	[a]	538,044
Ethan Allen Interiors	15,338		379,462
G-III Apparel Group	8,418	[a]	687,414
Helen of Troy	11,301	[a]	685,180
Iconix Brand Group	25,138	[a]	1,079,426
iRobot	13,177	[a,b]	539,598
La-Z-Boy	28,219		653,834

10

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
M/I Homes	10,923	[a]	265,101
Meritage Homes	17,571	[a]	741,672
Movado Group	10,934		455,620
Oxford Industries	5,956		397,086
Perry Ellis International	3,540	[a]	61,738
Quiksilver	50,174	[a]	179,623
Ryland Group	22,831		900,455
Skechers USA, Cl. A	20,441	[a]	934,154
Standard Pacific	68,547	[a]	589,504
Steven Madden	30,164	[a]	1,034,625
Sturm Ruger & Co.	10,123	[b]	597,358
Universal Electronics	6,544	[a]	319,871
Wolverine World Wide	49,769		1,296,980
			12,918,156
Consumer Services—4.4%
American Public Education	10,067	[a]	346,103
Biglari Holdings	460	[a]	194,566
BJ’s Restaurants	9,299	[a]	324,628
Bob Evans Farms	9,660	[b]	483,483
Boyd Gaming	34,472	[a]	418,145
Buffalo Wild Wings	9,318	[a]	1,544,086
Capella Education	5,943		323,240
Career Education	18,464	[a]	86,412
Cracker Barrel Old Country Store	11,531		1,148,142
DineEquity	8,056		640,371
Hillenbrand	27,550		898,681
Interval Leisure Group	18,954		415,851
ITT Educational Services	10,959	[a,b]	182,906
Jack in the Box	20,434		1,222,771
Marcus	13,987		255,263
Marriott Vacations Worldwide	15,708	[a]	920,960
Matthews International, Cl. A	12,951		538,373
Monarch Casino & Resort	7,214	[a]	109,220
Multimedia Games Holding Company	14,191	[a]	420,621
Papa John’s International	13,426		569,128
Pinnacle Entertainment	27,044	[a]	680,968

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Red Robin Gourmet Burgers	5,855	[a]	416,876
Regis	13,900		195,712
Ruby Tuesday	23,781	[a]	180,498
Ruth’s Hospitality Group	20,626		254,731
Scientific Games, Cl. A	12,951	[a]	144,015
Sonic	25,346	[a]	559,640
Strayer Education	4,892	[a]	256,879
Texas Roadhouse	28,470		740,220
Universal Technical Institute	6,317		76,688
			14,549,177
Diversified Financials—3.8%
Calamos Asset Management, Cl. A	11,271		150,919
Cash America International	15,290		679,335
Encore Capital Group	9,652	[a]	438,394
Evercore Partners, Cl. A	17,277		995,846
EZCORP, Cl. A	23,493	[a]	271,344
Financial Engines	24,895		1,127,246
First Cash Financial Services	13,727	[a]	790,538
FXCM, Cl. A	11,020	[b]	164,859
Green Dot, Cl. A	17,189	[a]	326,247
Greenhill & Co.	12,617		621,387
HFF, Cl. A	18,053		671,391
Interactive Brokers Group, Cl. A	19,845		462,190
Investment Technology Group	21,613	[a]	364,827
MarketAxess Holdings	19,641		1,061,792
Piper Jaffray	6,596	[a]	341,475
Portfolio Recovery Associates	25,259	[a]	1,503,668
Stifel Financial	27,903	[a]	1,321,207
Virtus Investment Partners	3,322		703,433
World Acceptance	5,784	[a,b]	439,353
			12,435,451
Energy—5.1%
Approach Resources	13,260	[a,b]	301,400
Arch Coal	103,603	[b]	378,151
Basic Energy Services	12,516	[a]	365,718
Bristow Group	16,655		1,342,726

12

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
C&J Energy Services	20,205	[a]	682,525
Carrizo Oil & Gas	20,646	[a]	1,429,942
Cloud Peak Energy	24,501	[a]	451,308
Comstock Resources	21,770		627,847
Contango Oil & Gas	6,844	[a]	289,570
Era Group	11,930	[a]	342,152
Exterran Holdings	29,879		1,344,256
Forest Oil	74,032	[a]	168,793
Geospace Technologies	5,719	[a]	315,003
Green Plains	14,973		492,163
Gulf Island Fabrication	10,418		224,195
Hornbeck Offshore Services	14,659	[a]	687,800
ION Geophysical	50,500	[a]	213,110
Matrix Service	13,933	[a]	456,863
Newpark Resources	46,346	[a,b]	577,471
Northern Oil and Gas	27,469	[a,b]	447,470
PDC Energy	17,527	[a]	1,106,830
Penn Virginia	22,504	[a]	381,443
PetroQuest Energy	30,634	[a]	230,368
Pioneer Energy Services	23,916	[a]	419,487
SEACOR Holdings	10,271	[a]	844,790
Stone Energy	26,506	[a]	1,240,216
Swift Energy	18,435	[a,b]	239,286
Synergy Resources	30,378	[a]	402,509
Tesco	18,564		396,156
TETRA Technologies	36,670	[a]	431,973
			16,831,521
Food & Staples Retailing—.7%
Andersons	14,444		745,022
Casey’s General Stores	17,369		1,220,867
SpartanNash	13,080		274,811
			2,240,700
Food, Beverage & Tobacco—2.5%
Alliance One International	75,454	[a]	188,635
Annie’s	7,650	[a]	258,723
B&G Foods	23,675		773,936

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Boston Beer, Cl. A	3,775	[a]	843,788
Cal-Maine Foods	5,946		441,907
Calavo Growers	3,689		124,799
Darling Ingredients	73,277	[a]	1,531,489
Diamond Foods	7,690	[a,b]	216,858
J&J Snack Foods	7,052		663,734
Sanderson Farms	10,687		1,038,776
Seneca Foods, Cl. A	6,444	[a]	197,186
Snyder’s-Lance	22,961		607,548
TreeHouse Foods	17,404	[a]	1,393,538
			8,280,917
Health Care Equipment & Services—7.5%
Abaxis	10,320		457,279
ABIOMED	17,068	[a,b]	429,090
Air Methods	15,799	[a]	816,018
Almost Family	1,909	[a]	42,151
Amedisys	12,690	[a]	212,431
AMN Healthcare Services	24,193	[a]	297,574
AmSurg	20,149	[a]	918,190
Analogic	7,167		560,746
Anika Therapeutics	6,476	[a]	300,033
Bio-Reference Labs	10,343	[a,b]	312,565
Cantel Medical	15,012		549,739
Centene	28,281	[a]	2,138,326
Chemed	9,291	[b]	870,753
Computer Programs & Systems	4,369		277,868
CONMED	12,898		569,447
CorVel	5,488	[a]	247,948
Cross Country Healthcare	12,407	[a]	80,894
CryoLife	9,536		85,347
Cyberonics	11,800	[a]	737,028
Cynosure, Cl. A	4,941	[a]	104,996
Ensign Group	7,838		243,605
Gentiva Health Services	11,066	[a]	166,654
Greatbatch	11,026	[a]	540,936
Haemonetics	23,691	[a]	835,818

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Hanger	16,535	[a]	520,026
HealthStream	8,219	[a]	199,722
Healthways	14,929	[a]	261,855
ICU Medical	6,556	[a]	398,670
Integra LifeSciences Holdings	9,247	[a]	435,164
Invacare	12,410		227,972
IPC The Hospitalist	7,485	[a]	330,987
Kindred Healthcare	28,332		654,469
Landauer	6,668		280,056
LHC Group	7,437	[a]	158,929
Magellan Health	13,656	[a]	849,949
Masimo	19,766	[a]	466,478
Medidata Solutions	21,580	[a]	923,840
Meridian Bioscience	22,221	[b]	458,641
Merit Medical Systems	17,482	[a]	263,978
Molina Healthcare	13,917	[a]	621,116
MWI Veterinary Supply	6,022	[a]	855,064
Natus Medical	12,735	[a]	320,158
Neogen	15,328	[a]	620,324
NuVasive	22,257	[a]	791,681
Omnicell	18,341	[a]	526,570
PharMerica	16,084	[a]	459,842
Quality Systems	24,051		386,019
SurModics	11,076	[a]	237,248
Symmetry Medical	24,754	[a]	219,320
West Pharmaceutical Services	35,170		1,483,471
			24,746,985
Household & Personal Products—.4%
Central Garden & Pet, Cl. A	10,327	[a]	95,008
Inter Parfums	9,602		283,739
Medifast	8,783	[a]	267,091
WD-40	7,513		565,128
			1,210,966
Insurance—1.9%
AMERISAFE	8,589		349,315
eHealth	7,144	[a]	271,258

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Employers Holdings	17,809		377,195
HCI Group	4,565		185,339
Horace Mann Educators	16,109		503,728
Infinity Property & Casualty	6,134		412,389
Meadowbrook Insurance Group	13,762		98,949
Navigators Group	5,540	[a]	371,457
ProAssurance	25,870		1,148,628
RLI	14,070		644,125
Safety Insurance Group	5,137		263,939
Selective Insurance Group	27,570		681,530
Stewart Information Services	9,839		305,107
United Fire Group	12,000		351,840
Universal Insurance Holdings	13,603		176,431
			6,141,230
Materials—6.3%
A. Schulman	13,269		513,510
A.M. Castle & Co.	13,243	[a,b]	146,203
AK Steel Holding	66,488	[a,b]	529,244
American Vanguard	8,738		115,516
Balchem	13,704		733,986
Boise Cascade	14,919	[a]	427,280
Calgon Carbon	29,694	[a]	663,067
Century Aluminum	23,769	[a]	372,698
Clearwater Paper	11,196	[a]	691,017
Deltic Timber	3,676		222,104
Flotek Industries	19,896	[a]	639,855
FutureFuel	16,478		273,370
Glatfelter	19,909		528,186
Globe Specialty Metals	34,931		725,866
H.B. Fuller	21,682		1,042,904
Hawkins	2,111		78,403
Haynes International	4,806		271,972
Headwaters	32,987	[a]	458,189
Innophos Holdings	10,964		631,197
Intrepid Potash	26,359	[a]	441,777
Kaiser Aluminum	9,938		724,182

16

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
KapStone Paper and Packaging	35,208	[a]	1,166,441
Koppers Holdings	9,104		348,228
Kraton Performance Polymers	14,345	[a]	321,185
LSB Industries	6,419	[a]	267,480
Materion	11,425		422,611
Myers Industries	8,754		175,868
Neenah Paper	9,418		500,567
Olympic Steel	6,210		153,697
OM Group	15,318		496,763
Quaker Chemical	6,898		529,697
RTI International Metals	14,135	[a]	375,850
Schweitzer-Mauduit International	13,811		602,988
Stepan	9,532		503,861
Stillwater Mining	60,618	[a]	1,063,846
SunCoke Energy	32,126	[a]	690,709
Texas Industries	9,122	[a,b]	842,508
Tredegar	10,047		235,200
US Silica Holdings	25,284		1,401,745
Wausau Paper	26,511		286,849
Zep	9,611		169,730
			20,786,349
Media—.3%
E.W. Scripps, Cl. A	19,010	[a]	402,252
Harte-Hanks	25,401		182,633
Scholastic	9,208		313,901
Sizmek	12,022	[a]	114,570
			1,013,356
Pharmaceuticals, Biotech &
Life Sciences—3.8%
Acorda Therapeutics	19,014	[a]	640,962
Affymetrix	45,134	[a,b]	402,144
Akorn	37,016	[a,b]	1,230,782
Albany Molecular Research	8,917	[a]	179,410
Cambrex	11,606	[a]	240,244
Emergent BioSolutions	17,451	[a]	391,949
Impax Laboratories	33,283	[a]	998,157

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Lannett Company	13,159	[a]	652,950
Ligand Pharmaceuticals	11,165	[a]	695,468
Luminex	18,682	[a]	320,396
Medicines	28,525	[a]	828,937
Momenta Pharmaceuticals	21,574	[a]	260,614
PAREXEL International	28,766	[a]	1,519,995
Prestige Brands Holdings	23,551	[a]	798,143
Questcor Pharmaceuticals	27,788	[b]	2,570,112
Repligen	14,354	[a]	327,128
Sagent Pharmaceuticals	10,116	[a]	261,600
Spectrum Pharmaceuticals	21,529	[a]	175,031
			12,494,022
Real Estate—7.5%
Acadia Realty Trust	23,808	[c]	668,767
Agree Realty	3,984	[c]	120,436
American Assets Trust	18,011	[c]	622,280
Associated Estates Realty	25,251	[c]	455,023
Capstead Mortgage	43,234	[b,c]	568,527
CareTrust	7,838	[a]	155,192
Cedar Realty Trust	39,978	[c]	249,863
Chesapeake Lodging Trust	20,015	[c]	605,053
CoreSite Realty	9,142	[c]	302,326
Cousins Properties	82,732	[c]	1,030,013
DiamondRock Hospitality	100,289	[c]	1,285,705
EastGroup Properties	15,006	[c]	963,835
EPR Properties	25,991	[c]	1,452,117
Forestar Group	16,497	[a,c]	314,928
Franklin Street Properties	36,525	[c]	459,485
Geo Group	37,062		1,324,225
Getty Realty	16,973	[c]	323,845
Government Properties Income Trust	29,459	[c]	747,964
Healthcare Realty Trust	41,889	[c]	1,064,818
Inland Real Estate	47,446	[c]	504,351
Kite Realty Group Trust	50,070	[c]	307,430
Lexington Realty Trust	96,983	[b,c]	1,067,783

18

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
LTC Properties	19,120	[c]	746,445
Medical Properties Trust	75,759	[c]	1,003,049
Parkway Properties	29,029	[c]	599,449
Pennsylvania Real Estate
Investment Trust	32,322	[c]	608,300
Post Properties	27,142	[c]	1,451,011
PS Business Parks	10,590	[c]	884,159
Retail Opportunity Investments	40,779		641,454
Sabra Health Care	18,288	[c]	525,048
Saul Centers	3,911	[c]	190,075
Sovran Self Storage	16,697	[c]	1,289,843
Tanger Factory Outlet Centers	47,737	[c]	1,669,363
Universal Health Realty Income Trust	7,162	[c]	311,404
Urstadt Biddle Properties, Cl. A	14,355	[c]	299,732
			24,813,298
Retailing—5.0%
Aeropostale	36,652	[a,b]	127,915
Barnes & Noble	16,691	[a,b]	380,388
Big 5 Sporting Goods	9,561		117,313
Blue Nile	5,787	[a]	162,036
Brown Shoe Co.	20,636		590,396
Buckle	14,161	[b]	628,182
Cato, Cl. A	13,321		411,619
Christopher & Banks	17,639	[a]	154,518
Finish Line, Cl. A	20,191		600,480
Francesca’s Holdings	21,121	[a]	311,324
Fred’s, Cl. A	17,024		260,297
FTD Companies	8,546	[a]	271,677
Genesco	10,568	[a]	867,950
Group 1 Automotive	9,718		819,325
Haverty Furniture	13,529		339,984
Hibbett Sports	11,798	[a,b]	639,098
Kirkland’s	7,728	[a]	143,354
Lithia Motors, Cl. A	11,217		1,055,183
Lumber Liquidators Holdings	13,265	[a,b]	1,007,477
MarineMax	10,389	[a]	173,912

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Men’s Wearhouse	22,715		1,267,497
Monro Muffler Brake	12,562		668,173
NutriSystem	13,248		226,673
Outerwall	11,276	[a,b]	669,231
PEP Boys-Manny Moe & Jack	21,982	[a]	251,914
PetMed Express	10,485	[b]	141,338
Pool	21,379		1,209,196
Select Comfort	25,233	[a]	521,314
Sonic Automotive, Cl. A	12,992		346,627
Stage Stores	10,802		201,889
Stein Mart	13,136		182,459
The Children’s Place	11,446		568,065
Tuesday Morning	18,405	[a]	327,977
Vitamin Shoppe	12,630	[a]	543,343
VOXX International	13,561	[a]	127,609
Zumiez	10,052	[a]	277,335
			16,593,068
Semiconductors & Semiconductor
Equipment—4.4%
Advanced Energy Industries	18,930	[a]	364,403
Brooks Automation	37,126		399,847
Cabot Microelectronics	12,215	[a]	545,400
Ceva	16,283	[a]	240,500
Cirrus Logic	33,104	[a]	752,785
Cohu	10,332		110,552
Diodes	20,708	[a]	599,704
DSP Group	15,468	[a]	131,323
Entropic Communications	41,284	[a]	137,476
Exar	22,042	[a]	249,075
GT Advanced Technologies	59,479	[a,b]	1,106,309
Hittite Microwave	13,476		1,050,454
Kopin	33,071	[a]	107,811
Kulicke & Soffa Industries	39,138	[a]	558,108
Micrel	15,627		176,273
Microsemi	44,147	[a]	1,181,374
MKS Instruments	26,257		820,269

20

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Monolithic Power Systems	14,984		634,572
Nanometrics	7,456	[a]	136,072
Pericom Semiconductor	18,958	[a]	171,380
Power Integrations	15,647		900,328
Rubicon Technology	5,484	[a]	47,985
Rudolph Technologies	13,391	[a]	132,303
Synaptics	16,063	[a,b]	1,455,950
Tessera Technologies	19,840		438,067
TriQuint Semiconductor	75,506	[a]	1,193,750
Ultratech	10,042	[a]	222,732
Veeco Instruments	16,685	[a]	621,683
			14,486,485
Software & Services—7.0%
Blackbaud	24,247		866,588
Blucora	21,556	[a]	406,762
Bottomline Technologies	16,528	[a]	494,518
CACI International, Cl. A	11,491	[a]	806,783
Cardtronics	23,240	[a]	792,019
CIBER	42,057	[a]	207,762
comScore	13,712	[a]	486,502
CSG Systems International	18,833		491,730
Dealertrack Technologies	18,280	[a]	828,815
Dice Holdings	11,890	[a]	90,483
Digital River	15,624	[a]	241,078
Ebix	16,562	[b]	237,002
Epiq Systems	10,641		149,506
ExlService Holdings	17,056	[a]	502,299
Forrester Research	5,683		215,272
Heartland Payment Systems	17,890		737,247
Higher One Holdings	25,134	[a]	95,761
iGATE	14,596	[a]	531,148
Interactive Intelligence Group	6,555	[a]	367,932
j2 Global	20,840	[b]	1,059,922
Liquidity Services	10,712	[a,b]	168,821
LivePerson	19,892	[a]	201,904

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
LogMeIn	9,022	[a]	420,606
Manhattan Associates	38,299	[a]	1,318,635
ManTech International, Cl. A	11,333		334,550
MAXIMUS	31,230		1,343,515
MicroStrategy, Cl. A	4,226	[a]	594,260
Monotype Imaging Holdings	19,673		554,188
Monster Worldwide	46,383	[a]	303,345
NetScout Systems	19,725	[a]	874,606
NIC	34,557		547,728
OpenTable	10,266	[a]	1,063,558
Perficient	15,842	[a]	308,444
Progress Software	28,407	[a]	682,904
QuinStreet	15,810	[a]	87,113
Stamps.com	9,205	[a]	310,116
SYKES Enterprises	23,258	[a]	505,396
Synchronoss Technologies	12,584	[a]	439,937
Take-Two Interactive Software	48,864	[a]	1,086,735
Tangoe	14,111	[a]	212,512
TeleTech Holdings	11,091	[a]	321,528
Tyler Technologies	12,863	[a]	1,173,234
VASCO Data Security International	13,907	[a]	161,321
Virtusa	11,021	[a]	394,552
XO Group	14,840	[a]	181,345
			23,199,982
Technology Hardware & Equipment—6.4%
Agilysys	10,199	[a]	143,602
Anixter International	12,985		1,299,409
Badger Meter	6,347		334,170
Bel Fuse, Cl. B	5,939		152,454
Benchmark Electronics	29,381	[a]	748,628
Black Box	8,331		195,279
CalAmp	14,120	[a]	305,839
Checkpoint Systems	23,795	[a]	332,892
Cognex	38,057	[a]	1,461,389
Coherent	12,465	[a]	824,809
Comtech Telecommunications	6,381		238,203
CTS	21,006		392,812

22

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Daktronics	20,749		247,328
Digi International	2,750	[a]	25,905
DTS	4,712	[a]	86,748
Electro Scientific Industries	14,370		97,860
Electronics For Imaging	20,976	[a]	948,115
Fabrinet	12,579	[a]	259,127
FARO Technologies	7,367	[a]	361,867
Harmonic	57,634	[a]	429,950
II-VI	27,793	[a]	401,887
Insight Enterprises	21,039	[a]	646,739
Ixia	26,316	[a]	300,792
Littelfuse	9,746		905,891
Measurement Specialties	6,388	[a]	549,815
Mercury Systems	8,112	[a]	91,990
Methode Electronics	18,374		702,071
MTS Systems	6,174		418,350
NETGEAR	17,031	[a]	592,168
Newport	19,216	[a]	355,496
Oplink Communications	4,411	[a]	74,855
OSI Systems	7,490	[a]	499,957
Park Electrochemical	9,316		262,804
Plexus	18,457	[a]	799,003
Procera Networks	693	[a,b]	6,992
QLogic	50,933	[a]	513,914
Rofin-Sinar Technologies	14,989	[a]	360,336
Rogers	10,090	[a]	669,471
Sanmina	41,698	[a]	949,880
ScanSource	15,764	[a]	600,293
Super Micro Computer	15,093	[a]	381,400
SYNNEX	11,731	[a]	854,603
TTM Technologies	28,467	[a]	233,429
ViaSat	18,459	[a]	1,069,884
			21,128,406
Telecommunication Services—.5%
8x8	37,599	[a]	303,800
Atlantic Tele-Network	6,427		372,766
Cbeyond	16,460	[a]	163,777

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services (continued)
Cincinnati Bell	74,513	[a]	292,836
General Communication, Cl. A	16,922	[a]	187,496
Lumos Networks	5,197		75,201
NTELOS Holdings	10,360	[b]	129,086
USA Mobility	11,989		184,631
			1,709,593
Transportation—1.9%
Allegiant Travel	6,158		725,228
ArcBest	13,745		598,045
Atlas Air Worldwide Holdings	9,967	[a]	367,284
Forward Air	13,988		669,326
Heartland Express	22,927		489,262
Hub Group, Cl. A	15,308	[a]	771,523
Knight Transportation	24,977		593,703
Matson	24,047		645,421
Roadrunner Transportation Systems	8,368	[a]	235,141
Saia	11,020	[a]	484,109
SkyWest	24,492		299,292
UTi Worldwide	37,187		384,514
			6,262,848
Utilities—3.8%
ALLETE	16,206		832,178
American States Water	18,764		623,528
Avista	29,090		975,097
El Paso Electric	16,714		672,070
Laclede Group	17,785		863,462
New Jersey Resources	21,645		1,237,228
Northwest Natural Gas	14,649	[b]	690,700
NorthWestern	18,306	[b]	955,390
Piedmont Natural Gas	34,406	[b]	1,287,128
South Jersey Industries	13,849		836,618
Southwest Gas	22,530		1,189,359
UIL Holdings	24,217		937,440
UNS Energy	20,694		1,250,124
			12,350,322
Total Common Stocks
(cost $210,100,824)			327,200,659

24

	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.03%, 9/11/14
(cost $69,996)	70,000 [d]	69,998

Investment of Cash Collateral
for Securities Loaned—6.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $20,227,972)	20,227,972 [e]	20,227,972
Total Investments (cost $230,398,792)	105.4%	347,498,629
Liabilities, Less Cash and Receivables	(5.4%)	(17,946,493)
Net Assets	100.0%	329,552,136

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2014, the value of funds securities on loan was $21,437,351 and the value of the collateral held by the fund was $21,998,257, consisting of cash collateral of $20,227,972 and U.S.
Government & Agency securities valued at $1,770,285.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	10.0	Diversified Financials	3.8
Banks	7.8	Pharmaceuticals,
Health Care Equipment & Services	7.5	Biotech & Life Sciences	3.8
Real Estate	7.5	Utilities	3.8
Software & Services	7.0	Commercial & Professional Services	3.7
Technology Hardware & Equipment	6.4	Food, Beverage & Tobacco	2.5
Materials	6.3	Insurance	1.9
Short-Term/Money Market Investment	6.1	Transportation	1.9
Energy	5.1	Automobiles & Components	.7
Retailing	5.0	Food & Staples Retailing	.7
Consumer Services	4.4	Telecommunication Services	.5
Semiconductors &		Household & Personal Products	.4
Semiconductor Equipment	4.4	Media	.3
Consumer Durables & Apparel	3.9		105.4

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES
June 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2014	($)
Equity Financial Futures Long
Russell 2000 E-mini	21	2,499,630	September 2014	13,519

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,437,351)—Note 1(b):
Unaffiliated issuers	210,170,820	327,270,657
Affiliated issuers	20,227,972	20,227,972
Receivable for investment securities sold		4,759,916
Dividends and securities lending income receivable—Note 1(b)		322,691
Receivable for futures variation margin—Note 4		7,438
		352,588,674
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		154,288
Cash overdraft due to Custodian		415,309
Liability for securities on loan—Note 1(b)		20,227,972
Payable for investment securities purchased		2,010,766
Payable for shares of Beneficial Interest redeemed		215,903
Accrued expenses		12,300
		23,036,538
Net Assets ($)		329,552,136
Composition of Net Assets ($):
Paid-in capital		205,781,262
Accumulated undistributed investment income—net		1,257,315
Accumulated net realized gain (loss) on investments		5,400,203
Accumulated net unrealized appreciation (depreciation) on investments
(including $13,519 net unrealized appreciation on financial futures)		117,113,356
Net Assets ($)		329,552,136
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		18,297,639
Net Asset Value, offering and redemption price per share ($)		18.01

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $114 foreign taxes withheld at source):
Unaffiliated issuers	2,051,622
Affiliated issuers	913
Income from securities lending—Note 1(b)	102,392
Interest	43
Total Income	2,154,970
Expenses:
Management fee—Note 3(a)	562,471
Distribution fees—Note 3(b)	401,765
Trustees’ fees—Note 3(a,c)	59,881
Loan commitment fees—Note 2	1,421
Total Expenses	1,025,538
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(59,881)
Net Expenses	965,657
Investment Income—Net	1,189,313
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,784,141
Net realized gain (loss) on financial futures	(39,773)
Net Realized Gain (Loss)	12,744,368
Net unrealized appreciation (depreciation) on investments	(4,591,092)
Net unrealized appreciation (depreciation) on financial futures	(142,009)
Net Unrealized Appreciation (Depreciation)	(4,733,101)
Net Realized and Unrealized Gain (Loss) on Investments	8,011,267
Net Increase in Net Assets Resulting from Operations	9,200,580

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	1,189,313	1,924,881
Net realized gain (loss) on investments	12,744,368	18,843,129
Net unrealized appreciation
(depreciation) on investments	(4,733,101)	71,800,342
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,200,580	92,568,352
Dividends to Shareholders from ($):
Investment income—net	(1,896,663)	(2,799,011)
Net realized gain on investments	(18,012,952)	(3,441,918)
Total Dividends	(19,909,615)	(6,240,929)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	24,675,701	72,938,042
Dividends reinvested	19,909,615	6,240,929
Cost of shares redeemed	(36,319,418)	(53,081,558)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,265,898	26,097,413
Total Increase (Decrease) in Net Assets	(2,443,137)	112,424,836
Net Assets ($):
Beginning of Period	331,995,273	219,570,437
End of Period	329,552,136	331,995,273
Undistributed investment income—net	1,257,315	1,964,665
Capital Share Transactions (Shares):
Shares sold	1,372,358	4,540,825
Shares issued for dividends reinvested	1,116,636	422,827
Shares redeemed	(2,041,368)	(3,306,020)
Net Increase (Decrease) in Shares Outstanding	447,626	1,657,632

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund's total returns do not refect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	18.60		13.56	12.17	12.20	9.75	10.36
Investment Operations:
Investment income—net[a]	.07		.11	.17	.07	.08	.06
Net realized and unrealized
gain (loss) on investments	.46		5.31	1.73	.01	2.43	1.42
Total from Investment Operations	.53		5.42	1.90	.08	2.51	1.48
Distributions:
Dividends from
investment income—net	(.11)		(.17)	(.06)	(.08)	(.06)	(.27)
Dividends from net realized
gain on investments	(1.01)		(.21)	(.45)	(.03)	—	(1.82)
Total Distributions	(1.12)		(.38)	(.51)	(.11)	(.06)	(2.09)
Net asset value, end of period	18.01		18.60	13.56	12.17	12.20	9.75
Total Return (%)	2.89	[b]	40.72	15.74	.56	25.83	25.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	[c]	.60	.60	.60	.60	.60
Ratio of net expenses
to average net assets	.60	[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	.74	[c]	.70	1.32	.54	.75	.76
Portfolio Turnover Rate	6.80	[b]	16.76	13.66	22.23	32.85	28.18
Net Assets, end of period
($ x 1,000)	329,552		331,995	219,570	196,429	177,724	127,172

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to match the performance of the Standard

& Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

32

price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	325,998,910	—	—	325,998,910
Equity Securities—
Foreign
Common Stocks†	1,201,749	—	—	1,201,749
Mutual Funds	20,227,972	—	—	20,227,972
U.S. Treasury	—	69,998	—	69,998
Other Financial
Instruments:
Financial Futures††	13,519	—	—	13,519

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

34

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency secu-rities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of NewYork Mellon earned $30,897 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,544,364	27,124,605	31,668,969	—	—
Dreyfus
Institutional
Cash
Advantage
Fund	18,166,856	46,417,818	44,356,702	20,227,972	6.1
Total	22,711,220	73,542,423	76,025,671	20,227,972	6.1

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $3,603,870 and long-term capital gains $2,637,059.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

36

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the expenses of the fund (excluding management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, trustees fees, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses). In addition, the Manager has also agreed to reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund. During the period ended June 30, 2014, fees reimbursed by the Manager amounted to $59,881.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses incurred. During the period ended June 30, 2014, the fund was charged $401,765 pursuant to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $93,982 and Distribution Plan fees $67,130, which are offset against an expense reimbursement currently in effect in the amount of $6,824.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2014, amounted to $21,939,084 and $32,606,143, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by

38

the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2014:

Average Market Value ($)
Equity financial futures	3,169,041

At June 30, 2014, accumulated net unrealized appreciation on investments was $117,099,837, consisting of $122,539,041 gross unrealized appreciation and $5,439,204 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Technology Growth
Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 3.27%, and its Service shares produced a total return of 3.15%.1 The fund’s benchmarks, the Morgan Stanley High Technology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 7.02% and 7.12%, respectively, over the same period.2,3

U.S. stocks rose during the first half of 2014 in an environment of continued domestic economic growth and strong corporate earnings. Led by robust returns from semiconductor manufacturers, technology stocks produced mildly higher returns than broader market averages. However, the fund lagged its benchmarks, primarily due to weakness in certain growth-oriented holdings.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. Up to 25% of the fund’s assets may be invested in foreign securities.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies.The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles, and/or favorable valuations.

Equities Climbed in the Face of Headwinds

After posting robust gains in 2013, U.S. equities faltered during January and early February 2014 amid worries about the effects of the Federal Reserve Board’s plan

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to taper its asset purchasing program and severe winter weather that slowed economic activity. Investor confidence was further undermined by increasing geopolitical tensions in Ukraine and concerns regarding economic slowdowns in China and other emerging markets. Although U.S. stocks recovered in March, buoyed by improving jobs data and increasing levels of manufacturing activity, the market’s renewed advance was led by more defensive, value-oriented issues as income-oriented investors sought competitive yields from dividend-paying stocks in a falling interest rate environment.

Stronger employment data and solid corporate earnings reports further encouraged investors during the final months of the reporting period, as did improving global economic prospects. As a result, U.S. stocks continued to rise, sending some broad market indices into new record territory. Technology stock prices increased at a slightly faster-than-average rate as confidence returned and investors once again began to favor shares in fast growing industry leaders.

Fund Gains Limited by the Shift Toward Value

Although the fund participated in the equity market’s rise during the reporting period, its relative performance was hurt by the mid-period shift in favor of value-oriented stocks. Some of the fund’s best performers in 2013 underperformed in 2014 despite an absence of negative fundamental news. For example, social media service provider Facebook dipped roughly 25% in March and April before recovering strongly in May and June. In other cases, negative corporate developments caused an even sharper selloff and less robust recovery. Most notably, another social media company, Twitter, proved to be the fund’s weakest holding, losing substantial ground after the company reported decelerating user growth. Networking hardware maker Ciena also lost value after posting disappointing quarterly revenues, but the stock rallied in June when second quarter earnings proved better than expected.The fund also missed a steep rise in digital storage device maker SanDisk after temporarily eliminating the position over concerns about excess flash memory supply.

On the other hand, some of the fund’s holdings delivered relatively good performance. Internet services provider Akamai Technologies rose sharply on the strength of better-than-expected first quarter earnings, an encouraging 2014 outlook, and

4

diminishing pricing concerns. In the semiconductor industry, which led the technology sector’s advance, the fund’s investment in Micron Technology appreciated strongly, outpacing many of its peers.

Positioned for an Improving Technology Landscape

We were heartened by the fund’s relatively strong performance during the final two months of the reporting period as investors once more rewarded positive company fundamentals. We believe the fund is positioned for further growth as the U.S. economic recovery regains traction and Europe continues to emerge from recession. Although summer has historically been a seasonally choppy time for technology stocks, recent data on computer sales and enterprise spending seem healthy, and several long-term technology trends remain intact. We have positioned the fund to benefit from these trends through investments in providers of popular social computing platforms, cloud computing applications and infrastructure, and technology-assisted transaction processing and payment related services.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. The technology sector has been among the most volatile sectors of the stock market.Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable and some companies may be experiencing significant losses.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: BLOOMBERG L.P. -- Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley High Technology 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors. Investors cannot invest directly in any index.
3 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.23	$5.49
Ending value (after expenses)	$1,032.70	$1,031.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.21	$5.46
Ending value (after expenses)	$1,020.63	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial shares and 1.09% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Common Stocks—95.4%	Shares		Value ($)
Application Software—10.8%
Adobe Systems	151,450	[a]	10,958,922
Concur Technologies	94,320	[a]	8,803,829
salesforce.com	197,790	[a]	11,487,643
			31,250,394
Communications Equipment—13.2%
Ciena	376,320	[a]	8,151,091
Cisco Systems	454,280		11,288,858
JDS Uniphase	490,410	[a]	6,115,413
Juniper Networks	517,670	[a]	12,703,622
			38,258,984
Computer Storage & Peripherals—13.5%
Apple	133,070		12,366,195
EMC	400,700		10,554,438
SanDisk	99,730		10,414,804
Western Digital	63,920		5,899,816
			39,235,253
Data Processing & Outsourced Services—4.5%
Visa, Cl. A	61,720		13,005,021
Electronic Components—2.7%
Amphenol, Cl. A	81,250		7,827,625
Internet Retail—8.7%
Amazon.com	17,940	[a]	5,826,553
Netflix	20,580	[a]	9,067,548
Priceline Group	8,540	[a]	10,273,620
			25,167,721

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Internet Software & Services—13.5%
Akamai Technologies	171,740	[a]	10,486,445
Facebook, Cl. A	186,970	[a]	12,581,211
Google, Cl. A	10,590	[a]	6,191,655
Google, Cl. C	10,590	[a]	6,092,215
LinkedIn, Cl. A	22,030	[a]	3,777,484
			39,129,010
IT Consulting & Other Services—3.0%
Cognizant Technology Solutions, Cl. A	181,210	[a]	8,862,981
Semiconductor Equipment—4.5%
Applied Materials	574,930		12,964,672
Semiconductors—8.5%
Micron Technology	197,300	[a]	6,501,035
Texas Instruments	226,760		10,836,860
Xilinx	154,850		7,325,954
			24,663,849
Systems Software—12.5%
Microsoft	298,680		12,454,956
ServiceNow	98,720	[a]	6,116,691
Symantec	394,560		9,035,424
VMware, Cl. A	90,300	[a]	8,741,943
			36,349,014
Total Common Stocks
(cost $208,281,127)			276,714,524

8

Other Investment—3.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,980,492)	8,980,492 [b]	8,980,492

Total Investments (cost $217,261,619)	98.5%	285,695,016
Cash and Receivables (Net)	1.5%	4,350,862
Net Assets	100.0%	290,045,878

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Computer Storage & Peripherals	13.5	Data Processing & Outsourced Services	4.5
Internet Software & Services	13.5	Semiconductor Equipment	4.5
Communications Equipment	13.2	Money Market Investment	3.1
Systems Software	12.5	IT Consulting & Other Services	3.0
Application Software	10.8	Electronic Components	2.7
Internet Retail	8.7
Semiconductors	8.5		98.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	208,281,127	276,714,524
Affiliated issuers	8,980,492	8,980,492
Cash		190,013
Receivable for investment securities sold		10,248,000
Dividends and securities lending income receivable		88,535
Prepaid expenses		762
		296,222,326
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		224,249
Payable for investment securities purchased		5,801,083
Payable for shares of Beneficial Interest redeemed		102,760
Accrued expenses		48,356
		6,176,448
Net Assets ($)		290,045,878
Composition of Net Assets ($):
Paid-in capital		207,490,850
Accumulated investment (loss)—net		(376,435)
Accumulated net realized gain (loss) on investments		14,498,066
Accumulated net unrealized appreciation
(depreciation) on investments		68,433,397
Net Assets ($)		290,045,878

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	96,361,200	193,684,678
Shares Outstanding	5,344,463	11,111,046
Net Asset Value Per Share ($)	18.03	17.43

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	982,705
Affiliated issuers	7,030
Income from securities lending—Note 1(b)	62,666
Total Income	1,052,401
Expenses:
Management fee—Note 3(a)	1,068,879
Distribution fees—Note 3(b)	236,898
Trustees’ fees and expenses—Note 3(c)	54,289
Professional fees	41,820
Custodian fees—Note 3(b)	10,763
Prospectus and shareholders’ reports	5,238
Loan commitment fees—Note 2	732
Shareholder servicing costs—Note 3(b)	529
Miscellaneous	9,690
Total Expenses	1,428,838
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	1,428,836
Investment (Loss)—Net	(376,435)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,149,631
Net unrealized appreciation (depreciation) on investments	(5,924,198)
Net Realized and Unrealized Gain (Loss) on Investments	9,225,433
Net Increase in Net Assets Resulting from Operations	8,848,998

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment (loss)—net	(376,435)	(531,973)
Net realized gain (loss) on investments	15,149,631	31,352,021
Net unrealized appreciation
(depreciation) on investments	(5,924,198)	39,829,496
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,848,998	70,649,544
Dividends to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(5,129,350)	—
Service Shares	(10,634,942)	—
Total Dividends	(15,764,292)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,144,831	7,096,023
Service Shares	20,910,884	16,536,945
Dividends reinvested:
Initial Shares	5,129,350	—
Service Shares	10,634,942	—
Cost of shares redeemed:
Initial Shares	(7,553,936)	(14,213,627)
Service Shares	(17,584,131)	(38,550,987)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	15,681,940	(29,131,646)
Total Increase (Decrease) in Net Assets	8,766,646	41,517,898
Net Assets ($):
Beginning of Period	281,279,232	239,761,334
End of Period	290,045,878	281,279,232
Accumulated investment (loss)—net	(376,435)	—

12

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	228,667	468,302
Shares issued for dividends reinvested	277,562	—
Shares redeemed	(427,718)	(936,124)
Net Increase (Decrease) in Shares Outstanding	78,511	(467,822)
Service Shares
Shares sold	1,180,879	1,077,685
Shares issued for dividends reinvested	594,795	—
Shares redeemed	(1,016,892)	(2,649,027)
Net Increase (Decrease) in Shares Outstanding	758,782	(1,571,342)
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012		2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	18.38		13.84	11.97		12.98	9.99	6.37
Investment Operations:
Investment income (loss)—net[a]	(.01)		(.01)	.00	[b]	(.03)	(.03)	(.01)
Net realized and unrealized
gain (loss) on investments	.64		4.55	1.87		(.98)	3.02	3.67
Total from Investment Operations	.63		4.54	1.87		(1.01)	2.99	3.66
Distributions:
Dividends from
investment income—net	—		—	—		—	—	(.04)
Dividends from net realized
gain on investments	(.98)		—	—		—	—	—
Total Distributions	(.98)		—	—		—	—	(.04)
Net asset value, end of period	18.03		18.38	13.84		11.97	12.98	9.99
Total Return (%)	3.27	[c]	32.80	15.62		(7.78)	29.93	57.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[d]	.85	.83		.83	.81	.86
Ratio of net expenses
to average net assets	.84	[d]	.85	.83		.83	.81	.75
Ratio of net investment income
(loss) to average net assets	(.10)[d]		(.05)	.03		(.25)	(.33)	(.15)
Portfolio Turnover Rate	37.34	[c]	68.73	52.00		79.60	103.90	141.37
Net Assets, end of period
($ x 1,000)	96,361		96,786	79,353		74,929	91,806	73,422

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	17.82		13.45	11.66	12.68	9.78	6.24
Investment Operations:
Investment (loss)—net[a]	(.03)		(.04)	(.03)	(.06)	(.06)	(.03)
Net realized and unrealized
gain (loss) on investments	.62		4.41	1.82	(.96)	2.96	3.58
Total from Investment Operations	.59		4.37	1.79	(1.02)	2.90	3.55
Distributions:
Dividends from
investment income—net	—		—	—	—	—	(.01)
Dividends from net realized
gain on investments	(.98)		—	—	—	—	—
Total Distributions	(.98)		—	—	—	—	(.01)
Net asset value, end of period	17.43		17.82	13.45	11.66	12.68	9.78
Total Return (%)	3.15	[b]	32.49	15.35	(8.05)	29.65	57.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.10	1.08	1.08	1.06	1.11
Ratio of net expenses
to average net assets	1.09	[c]	1.10	1.08	1.08	1.06	1.00
Ratio of net investment (loss)
to average net assets	(.35)[c]		(.30)	(.22)	(.50)	(.58)	(.42)
Portfolio Turnover Rate	37.34	[b]	68.73	52.00	79.60	103.90	141.37
Net Assets, end of period
($ x 1,000)	193,685		184,493	160,409	125,006	145,238	107,123

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

16

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

18

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	276,714,524	—	—	276,714,524
Mutual Funds	8,980,492	—	—	8,980,492

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of NewYork Mellon earned $20,795 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2013	($)	Purchases ($)	Sales ($)	6/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	10,787,463		50,931,817	52,738,788	8,980,492		3.1
Dreyfus
Institutional
Cash
Advantage
Fund	6,647,451		12,138,951	18,786,402	—		—
Total	17,434,914		63,070,768	71,525,190	8,980,492		3.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to com-

20

ply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $236,898 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $336 for transfer agency services and $27 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

22

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $10,763 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $176,286, Distribution Plan fees $39,179, custodian fees $6,340, Chief Compliance Officer fees $2,209 and transfer agency fees $235.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $100,909,729 and $104,020,162, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $68,433,397, consisting of $71,863,709 gross unrealized appreciation and $3,430,312 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    August 13, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)